Commitments, Contingencies And Guarantees (Narrative) (Details)	0 Months Ended	1 Months Ended			6 Months Ended							1 Months Ended		6 Months Ended
	Oct. 05, 2010 USD ($)	Nov. 30, 2011 USD ($)	Oct. 31, 2011 USD ($)	Sep. 30, 2011 USD ($)	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Jul. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 01, 2011 USD ($)	Apr. 30, 2010 USD ($)	Jan. 31, 2008 EUR (€)	Apr. 30, 2009 WestLB AG [Member] USD ($)	Nov. 30, 2011 Madoff Trustee [Member] USD ($)	Sep. 30, 2011 Maximum [Member]	Sep. 30, 2011 Minimum [Member]
Amount of purchase commitments for real estate sale and rental				$ 2,051,000,000	$ 2,051,000,000	¥ 158,043,000,000
Other commitments, Less than 1 year				1,120,000,000	1,120,000,000	86,275,000,000
Maturity period of short term purchase commitments, years					1	1
Other Commitments ,1 to 3 years					931,000,000	71,768,000,000
Maturity period of long term purchase commitments, years														3	1
Contingent liability related to note payable claim										1,000,000,000
Income tax examination, disputed claim											33,800,000
Bankruptcy claims, amount of claims filed	34,000,000
Approximate claim amount to be paid												22,000,000
Claim against Special Purpose Company Rights									156,000,000
Amount seeking to recover from NIP													21,000,000
Loan repurchase claims received by subsidiaries unresolved		1,449,000,000
Claim amount of mortgage backed securities issued							83,000,000
Compensatory damages with original principal amount issued in offering			$ 50,000,000	$ 2,046,000,000